Share-based payments - Options Granted, WPP Worldwide Share Ownership Program (Details)	12 Months Ended
	Dec. 31, 2023 shares ADRs £ / shares	Dec. 31, 2023 shares ADRs $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	25,245,325	25,245,325	22,938,050	21,664,190
WWOP | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	1,014,300	1,014,300	1,639,025	2,049,299
WWOP | Exercise price group 1 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	647,575	647,575
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2017-2024
WWOP | Exercise price group 1 | American depository receipts
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ADRs under option (in shares) | ADRs	72,695	72,695
Exercise price per (in ADR per share) | $ / shares		$ 102.670
Exercise dates	2017-2024
WWOP | Exercise price group 2 | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of ordinary shares under option (in shares)	3,250	3,250
Exercise price per share (in pound per share) | £ / shares	£ 13.145
Exercise dates	2018-2024